Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 HKD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 HKD ($) shares	Jun. 30, 2022 USD ($) shares
Summary of Significant Accounting Policies [Abstract]
Number of segments	1	1
Cash deposit	$ 64,000	$ 500,000	$ 64,000	$ 500,000
Advertising expenses	1,000		30,000.00		$ 30,000.00
Salary contribution	$ 25,700		$ 25,320		$ 29,677
Share options forfeited (in Shares) | shares	45,455	45,455	175,326	175,326	275,327
Tax benefit percentage	50.00%	50.00%